Risk Management - Disclosure of movement in gross exposure for loan commitment and financial guarantees (Details) - Loan commitments and financial guarantees - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Gross exposure
Loan commitments and financial guarantee contracts
Net transfers between stages	£ 0
Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	42	£ 67
Net transfers between stages	0	0
Business activity in the year	0	24
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(16)	(1)
Limit management and final repayments	(7)	(48)
Closing/Ending balance	19	42
Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	111,411	111,271
Net transfers between stages	0	0
Business activity in the year	15,650	17,587
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	883	(5,632)
Limit management and final repayments	(13,641)	(11,815)
Closing/Ending balance	114,303	111,411
Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	3,591	4,640
Net transfers between stages		0
Business activity in the year	742	1,261
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	588	(907)
Limit management and final repayments	(837)	(1,403)
Closing/Ending balance	4,084	3,591
Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	233,251	229,905
Net transfers between stages		0
Business activity in the year	52,192	57,227
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	8,711	3,861
Limit management and final repayments	(48,556)	(57,742)
Closing/Ending balance	245,598	233,251
Accumulated impairment
Loan commitments and financial guarantee contracts
Net transfers between stages	0
Accumulated impairment | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Accumulated impairment | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(85)	(87)
Net transfers between stages	0	0
Business activity in the year	(14)	(22)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	23	(8)
Limit management and final repayments	26	32
Closing/Ending balance	(50)	(85)
Accumulated impairment | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(7)	0
Net transfers between stages		0
Business activity in the year	(2)	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	4	(7)
Limit management and final repayments	0	0
Closing/Ending balance	(5)	(7)
Accumulated impairment | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(381)	(445)
Net transfers between stages		0
Business activity in the year	(63)	(72)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(18)	59
Limit management and final repayments	97	77
Closing/Ending balance	(365)	(381)
Stage 1 | Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	41	61
Net transfers between stages	0	0
Business activity in the year	0	24
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(16)	3
Limit management and final repayments	(7)	(47)
Closing/Ending balance	18	41
Stage 1 | Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	109,634	109,291
Net transfers between stages	(1,682)	(1,432)
Business activity in the year	15,489	17,403
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,467	(4,260)
Limit management and final repayments	(13,263)	(11,368)
Closing/Ending balance	112,645	109,634
Stage 1 | Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	3,446	4,497
Net transfers between stages	(35)	(125)
Business activity in the year	741	1,260
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	621	(828)
Limit management and final repayments	(803)	(1,358)
Closing/Ending balance	3,970	3,446
Stage 1 | Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	212,414	205,220
Net transfers between stages	1,240	2,371
Business activity in the year	50,350	54,918
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	10,133	3,567
Limit management and final repayments	(44,572)	(53,662)
Closing/Ending balance	229,565	212,414
Stage 1 | Accumulated impairment | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Stage 1 | Accumulated impairment | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(48)	(41)
Net transfers between stages	(20)	(31)
Business activity in the year	(11)	(12)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	34	29
Limit management and final repayments	11	7
Closing/Ending balance	(34)	(48)
Stage 1 | Accumulated impairment | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(5)	0
Net transfers between stages	0	0
Business activity in the year	(2)	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2	(5)
Limit management and final repayments	0	0
Closing/Ending balance	(5)	(5)
Stage 1 | Accumulated impairment | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(114)	(193)
Net transfers between stages	(29)	(22)
Business activity in the year	(33)	(27)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	34	102
Limit management and final repayments	26	26
Closing/Ending balance	(116)	(114)
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	1
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	(1)
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	1,767	1,973
Net transfers between stages	1,675	1,423
Business activity in the year	160	183
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,576)	(1,365)
Limit management and final repayments	(378)	(447)
Closing/Ending balance	1,648	1,767
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	116	79
Net transfers between stages	23	98
Business activity in the year	1	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(26)	(29)
Limit management and final repayments	(11)	(33)
Closing/Ending balance	103	116
Lifetime expected credit losses | Stage 2 | Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	20,035	23,873
Net transfers between stages	(1,519)	(2,366)
Business activity in the year	1,650	2,270
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,391)	67
Limit management and final repayments	(3,696)	(3,809)
Closing/Ending balance	15,079	20,035
Lifetime expected credit losses | Stage 2 | Accumulated impairment | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 2 | Accumulated impairment | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(36)	(45)
Net transfers between stages	20	31
Business activity in the year	(3)	(10)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(11)	(37)
Limit management and final repayments	15	25
Closing/Ending balance	(15)	(36)
Lifetime expected credit losses | Stage 2 | Accumulated impairment | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(2)	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2	(2)
Limit management and final repayments	0	0
Closing/Ending balance	0	(2)
Lifetime expected credit losses | Stage 2 | Accumulated impairment | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(225)	(230)
Net transfers between stages	32	22
Business activity in the year	(30)	(43)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(65)	(20)
Limit management and final repayments	63	46
Closing/Ending balance	(225)	(225)
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	1	5
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	(4)
Limit management and final repayments	0	0
Closing/Ending balance	1	1
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	10	7
Net transfers between stages	7	9
Business activity in the year	1	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(8)	(7)
Limit management and final repayments	0	0
Closing/Ending balance	10	10
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	29	64
Net transfers between stages	12	27
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7)	(50)
Limit management and final repayments	(23)	(12)
Closing/Ending balance	11	29
Lifetime expected credit losses | Stage 3 | Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	802	812
Net transfers between stages	279	(5)
Business activity in the year	192	39
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(31)	227
Limit management and final repayments	(288)	(271)
Closing/Ending balance	954	802
Lifetime expected credit losses | Stage 3 | Accumulated impairment | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 | Accumulated impairment | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(1)	(1)
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	(1)	(1)
Lifetime expected credit losses | Stage 3 | Accumulated impairment | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 | Accumulated impairment | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(42)	(22)
Net transfers between stages	(3)	0
Business activity in the year	0	(2)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	13	(23)
Limit management and final repayments	8	5
Closing/Ending balance	£ (24)	£ (42)